REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Other revenue		$ 0.3	$ 6.3	$ 0.1
License and other revenue - Total	[1]	84.1	144.7	35.3
Collaboration revenue		944.8	482.6	249.8
Total revenue		1,028.9	627.3	285.1
Novartis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and other revenue		52.5	63.3	0.0
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and other revenue		4.9	75.1	35.2
Collaboration revenue		944.8	482.6	249.8
Related Party Sublicense
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and other revenue		$ 26.4	$ 0.0	$ 0.0

[1]	Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.